Eaton Vance

Global Income Builder NextShares

July 31, 2021 (Unaudited)

Eaton Vance Global Income Builder NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust, invests substantially all of its investable assets in Global Income Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2021, the value of the Fund’s investment in the Portfolio was $7,443,916 and the Fund owned 2.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Income Builder Portfolio

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 61.1%

Security	Shares	Value
Aerospace & Defense — 0.4%
Safran S.A.	9,060	$1,185,721

		$1,185,721

Air Freight & Logistics — 0.2%
XPO Logistics, Inc.(1)	5,348	$741,714

		$741,714

Automobiles — 0.4%
Stellantis NV	67,807	$1,300,302

		$1,300,302

Banks — 3.9%
Bank of New York Mellon Corp. (The)	55,322	$2,839,678
Citigroup, Inc.	31,658	2,140,714
HDFC Bank, Ltd.	57,776	1,110,722
ING Groep NV	136,623	1,752,968
Mitsubishi UFJ Financial Group, Inc.(2)	268,285	1,417,263
Svenska Handelsbanken AB, Class A	117,230	1,321,100
Wells Fargo & Co.	37,767	1,735,016

		$12,317,461

Beverages — 1.8%
Coca-Cola Co. (The)	52,606	$3,000,120
Diageo PLC	55,570	2,755,508

		$5,755,628

Biotechnology — 0.6%
CSL, Ltd.	8,140	$1,732,929

		$1,732,929

Building Products — 1.0%
Assa Abloy AB, Class B	52,807	$1,693,852
Kingspan Group PLC	12,199	1,326,566

		$3,020,418

Chemicals — 0.5%
Sika AG	4,143	$1,459,456

		$1,459,456

Construction & Engineering — 0.0%
Abengoa S.A., Class A(1)(3)	36,194	$0
Abengoa S.A., Class B(1)(3)	374,261	0

		$0

Construction Materials — 0.6%
CRH PLC	37,741	$1,886,260

		$1,886,260

Security	Shares	Value
Consumer Finance — 0.4%
Capital One Financial Corp.	8,204	$1,326,587

		$1,326,587

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(1)	10,704	$2,978,816
ORIX Corp.	71,345	1,248,209

		$4,227,025

Electric Utilities — 1.0%
Iberdrola S.A.	132,847	$1,598,825
NextEra Energy, Inc.	18,310	1,426,349

		$3,025,174

Electrical Equipment — 1.6%
AMETEK, Inc.	19,923	$2,770,293
Schneider Electric SE	13,399	2,244,176

		$5,014,469

Electronic Equipment, Instruments & Components — 3.0%
CDW Corp.	10,639	$1,950,661
Halma PLC	31,661	1,270,904
Keyence Corp.	2,633	1,466,587
Murata Manufacturing Co., Ltd.	12,079	1,002,385
TE Connectivity, Ltd.	13,020	1,920,059
Zebra Technologies Corp., Class A(1)	3,088	1,706,058

		$9,316,654

Entertainment — 1.4%
Nintendo Co., Ltd.	1,756	$902,765
Walt Disney Co. (The)(1)	18,911	3,328,714

		$4,231,479

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	3,987	$1,127,523
Equity Residential	13,430	1,129,866

		$2,257,389

Food Products — 1.9%
Mondelez International, Inc., Class A	40,179	$2,541,723
Nestle S.A.	26,676	3,377,973

		$5,919,696

Health Care Equipment & Supplies — 2.8%
Alcon, Inc.	23,498	$1,710,632
Boston Scientific Corp.(1)	64,967	2,962,495
Intuitive Surgical, Inc.(1)	2,180	2,161,383
Straumann Holding AG	971	1,800,252

		$8,634,762

Health Care Providers & Services — 0.5%
Anthem, Inc.	4,192	$1,609,770

		$1,609,770

Hotels, Restaurants & Leisure — 0.4%
Compass Group PLC(1)	65,010	$1,373,654

		$1,373,654

Security	Shares	Value
Industrial Conglomerates — 0.5%
DCC PLC	18,280	$1,530,463

		$1,530,463

Insurance — 1.2%
Allstate Corp. (The)	12,375	$1,609,368
Aviva PLC	156,886	842,578
AXA S.A.	51,955	1,345,480

		$3,797,426

Interactive Media & Services — 4.2%
Alphabet, Inc., Class C(1)	3,250	$8,789,365
Facebook, Inc., Class A(1)	10,056	3,582,953
Tencent Holdings, Ltd.	10,949	660,314

		$13,032,632

Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.(1)	1,861	$6,192,645

		$6,192,645

IT Services — 2.1%
Amadeus IT Group S.A.(1)	23,996	$1,573,677
Fidelity National Information Services, Inc.	10,166	1,515,242
Global Payments, Inc.	4,813	930,882
Visa, Inc., Class A	10,446	2,573,790

		$6,593,591

Leisure Products — 0.6%
Yamaha Corp.	31,555	$1,748,589

		$1,748,589

Life Sciences Tools & Services — 0.6%
Lonza Group AG	2,291	$1,783,831

		$1,783,831

Machinery — 2.1%
Graco, Inc.	12,271	$958,120
Ingersoll Rand, Inc.(1)	24,552	1,199,856
Sandvik AB	57,663	1,503,637
SMC Corp.	2,204	1,310,220
Stanley Black & Decker, Inc.	8,085	1,593,149

		$6,564,982

Media — 0.0%(4)
Clear Channel Outdoor Holdings, Inc.(1)	3,408	$9,065
iHeartMedia, Inc., Class A(1)	4,342	112,241

		$121,306

Metals & Mining — 0.8%
Rio Tinto, Ltd.	25,959	$2,544,241

		$2,544,241

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	48,311	$766,696

		$766,696

Multi-Utilities — 0.2%
CMS Energy Corp.	10,882	$672,399

		$672,399

Security	Shares	Value
Oil, Gas & Consumable Fuels — 1.6%
Chevron Corp.	14,063	$1,431,754
EOG Resources, Inc.	30,347	2,211,082
Extraction Oil & Gas, Inc.(1)	2,863	127,375
Phillips 66	15,200	1,116,136

		$4,886,347

Personal Products — 0.8%
Kose Corp.	6,006	$949,013
Unilever PLC	27,704	1,594,409

		$2,543,422

Pharmaceuticals — 5.3%
AstraZeneca PLC	21,529	$2,473,895
Eli Lilly & Co.	12,153	2,959,255
Novo Nordisk A/S, Class B	28,525	2,640,596
Roche Holding AG PC	7,359	2,842,871
Sanofi	29,301	3,020,148
Zoetis, Inc.	12,775	2,589,492

		$16,526,257

Professional Services — 2.2%
Recruit Holdings Co., Ltd.	36,171	$1,874,765
RELX PLC	96,447	2,834,991
Verisk Analytics, Inc.	11,594	2,202,164

		$6,911,920

Semiconductors & Semiconductor Equipment — 3.3%
ASML Holding NV	5,128	$3,919,760
Infineon Technologies AG	51,652	1,973,836
Micron Technology, Inc.(1)	26,684	2,070,145
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,867	2,317,287

		$10,281,028

Software — 3.9%
Adobe, Inc.(1)	2,509	$1,559,670
Dassault Systemes SE	31,575	1,741,746
Intuit, Inc.	3,022	1,601,569
Microsoft Corp.	25,735	7,332,159

		$12,235,144

Specialty Retail — 1.3%
Lowe’s Cos., Inc.	10,022	$1,931,139
TJX Cos., Inc. (The)	31,461	2,164,832

		$4,095,971

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	28,477	$4,153,655

		$4,153,655

Textiles, Apparel & Luxury Goods — 2.5%
adidas AG	9,160	$3,324,653
LVMH Moet Hennessy Louis Vuitton SE	3,511	2,811,142
VF Corp.	22,842	1,831,928

		$7,967,723

Security			Value
Total Common Stocks (identified cost $123,296,517)			$191,286,816

Convertible Bonds — 0.0%(4)

Security	Principal Amount (000’s omitted)		Value
Air Transportation — 0.0%(4)
Air Transport Services Group, Inc., 1.125%, 10/15/24		$137	$142,398

			$142,398

Total Convertible Bonds (identified cost $126,656)			$142,398

Corporate Bonds — 33.6%

Security	Principal Amount* (000’s omitted)		Value
Aerospace & Defense — 0.8%
Bombardier, Inc., 7.125%, 6/15/26(5)		121	$125,990
Moog, Inc., 4.25%, 12/15/27(5)		170	175,631
Rolls-Royce PLC:
5.75%, 10/15/27(5)		492	538,125
5.75%, 10/15/27(6)	GBP	161	244,889
TransDigm UK Holdings PLC, 6.875%, 5/15/26		200	211,655
TransDigm, Inc.:
4.625%, 1/15/29(5)		185	184,776
5.50%, 11/15/27		106	109,578
6.25%, 3/15/26(5)		419	439,950
7.50%, 3/15/27		327	346,914

			$2,377,508

Airlines — 0.5%
Air Canada:
3.875%, 8/15/26(5)(7)		101	$101,369
4.625%, 8/15/29(5)(7)	CAD	93	74,543
Air France-KLM, 3.875%, 7/1/26(6)	EUR	400	467,052
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(5)		314	328,915
5.75%, 4/20/29(5)		314	339,098
United Airlines, Inc., 4.625%, 4/15/29(5)		193	198,790

			$1,509,767

Auto Components — 0.7%
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(6)	EUR	181	$222,293
8.50%, 5/15/27(5)		395	427,094
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29(5)		336	353,937
5.25%, 7/15/31(5)		270	285,205
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(5)		234	242,225

Security	Principal Amount* (000’s omitted)		Value
TI Automotive Finance PLC, 3.75%, 4/15/29(6)	EUR	400	$486,925
Wheel Pros, Inc., 6.50%, 5/15/29(5)		213	216,712

			$2,234,391

Automobiles — 0.9%
Ford Motor Co.:
4.75%, 1/15/43		197	$216,526
8.50%, 4/21/23		202	224,519
9.625%, 4/22/30		208	300,610
Ford Motor Credit Co., LLC:
3.087%, 1/9/23		231	235,656
3.37%, 11/17/23		253	262,487
3.815%, 11/2/27		327	344,167
4.00%, 11/13/30		200	211,774
4.125%, 8/17/27		555	594,544
5.125%, 6/16/25		200	220,500
General Motors Financial Co., Inc., Series C, 5.70% to 9/30/30(8)(9)		85	97,224
Jaguar Land Rover Automotive PLC, 6.875%, 11/15/26(6)	EUR	100	136,024

			$2,844,031

Banks — 1.6%
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(5)(8)(9)		200	$228,483
Citigroup, Inc.:
5.95% to 1/30/23(8)(9)		125	131,437
Series M, 6.30% to 5/15/24(8)(9)		200	215,900
Comerica, Inc., 5.625% to 7/1/25(8)(9)		125	139,746
Credit Suisse Group AG, 7.50% to 7/17/23(5)(8)(9)		208	225,680
Deutsche Bank AG, 7.125% to 4/30/26(6)(8)(9)	GBP	100	151,684
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(5)(8)(9)		220	238,150
HSBC Holdings PLC, 4.60% to 12/17/30(8)(9)		200	205,900
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(8)(9)		125	146,719
JPMorgan Chase & Co.:
Series HH, 4.60% to 2/1/25(8)(9)		298	308,802
Series KK, 3.65% to 6/1/26(8)(9)		251	253,667
Series S, 6.75% to 2/1/24(8)(9)		215	237,580
Series X, 6.10% to 10/1/24(8)(9)		165	179,747
Lloyds Banking Group PLC, 7.50% to 9/27/25(8)(9)		200	232,973
Natwest Group PLC, 4.60% to 6/28/31(8)(9)		200	205,250
Societe Generale S.A., 5.375% to 11/18/30(5)(8)(9)		200	216,500
Standard Chartered PLC, 4.75% to 1/14/31(5)(8)(9)		229	234,868
SVB Financial Group., Series C, 4.00% to 5/15/26(8)(9)		58	60,393
Truist Financial Corp.:
Series P, 4.95% to 9/1/25(8)(9)		62	67,890
Series Q, 5.10% to 3/1/30(8)(9)		77	88,742
Vivion Investments S.a.r.l., 3.00%, 8/8/24(6)	EUR	900	1,066,162
Zions Bancorp NA, 5.80% to 6/15/23(8)(9)		268	277,733

			$5,114,006

Biotechnology — 0.1%
Emergent BioSolutions, Inc., 3.875%, 8/15/28(5)		254	$252,953

			$252,953

Security	Principal Amount* (000’s omitted)		Value
Building Products — 1.1%
Boise Cascade Co., 4.875%, 7/1/30(5)		116	$123,084
Builders FirstSource, Inc.:
4.25%, 2/1/32(5)		143	146,396
5.00%, 3/1/30(5)		90	95,919
Empire Communities Corp., 7.00%, 12/15/25(5)		247	261,204
HT Troplast GmbH, 9.25%, 7/15/25(6)	EUR	360	472,125
Masonite International Corp., 5.375%, 2/1/28(5)		105	111,936
Patrick Industries, Inc., 4.75%, 5/1/29(5)		200	204,409
PCF GmbH, 4.75%, 4/15/26(6)	EUR	175	213,790
Standard Industries, Inc.:
4.375%, 7/15/30(5)		192	198,021
5.00%, 2/15/27(5)		78	80,535
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(5)		196	221,391
5.875%, 6/15/27(5)		146	165,265
TRI Pointe Group, Inc., 5.70%, 6/15/28		261	289,416
Victoria PLC, 3.625%, 8/24/26(6)	EUR	806	978,110

			$3,561,601

Capital Markets — 0.2%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(8)		150	$157,719
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(8)(9)		259	270,979
UBS Group AG, 4.375% to 2/10/31(5)(8)(9)		200	206,500

			$635,198

Casino & Gaming — 0.2%
Cinemark USA, Inc.:
5.875%, 3/15/26(5)		67	$65,911
8.75%, 5/1/25(5)		48	51,418
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(5)		337	364,333
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(5)		215	218,788

			$700,450

Chemicals — 0.7%
Herens Holdco S.a.r.l., 4.75%, 5/15/28(5)		201	$199,758
Herens Midco S.a.r.l., 5.25%, 5/15/29(6)	EUR	271	311,797
INEOS Quattro Finance 2 PLC, 2.50%, 1/15/26(6)	EUR	232	278,273
NOVA Chemicals Corp., 4.25%, 5/15/29(5)		203	205,701
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(5)		310	319,937
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(5)		151	149,689
SPCM S.A., 4.875%, 9/15/25(5)		200	205,021
Valvoline, Inc.:
3.625%, 6/15/31(5)		128	127,628
4.25%, 2/15/30(5)		140	145,900
W.R. Grace & Co., 4.875%, 6/15/27(5)		245	259,087

			$2,202,791

Security	Principal Amount* (000’s omitted)		Value
Commercial Services & Supplies — 1.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(5)		293	$301,285
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/25(5)		65	65,934
5.375%, 3/1/29(5)		127	132,248
5.75%, 7/15/27(5)		89	93,181
5.75%, 7/15/27(5)		110	114,678
Clean Harbors, Inc.:
4.875%, 7/15/27(5)		101	106,262
5.125%, 7/15/29(5)		61	66,557
Gartner, Inc.:
3.625%, 6/15/29(5)		57	58,425
3.75%, 10/1/30(5)		107	110,094
4.50%, 7/1/28(5)		151	159,871
GFL Environmental, Inc.:
3.50%, 9/1/28(5)		240	241,094
3.75%, 8/1/25(5)		130	133,737
4.75%, 6/15/29(5)		343	354,971
Madison IAQ, LLC:
4.125%, 6/30/28(5)		128	128,348
5.875%, 6/30/29(5)		217	219,593
MoneyGram International, Inc., 5.375%, 8/1/26(5)		120	124,650
MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(5)		427	415,193
NESCO Holdings II, Inc., 5.50%, 4/15/29(5)		206	212,958
Paprec Holding S.A., 3.50%, 7/1/28(6)	EUR	352	421,606
Team Health Holdings, Inc., 6.375%, 2/1/25(5)		450	417,944
Terminix Co., LLC (The), 7.45%, 8/15/27		550	648,854
Tervita Corp., 11.00%, 12/1/25(5)		164	187,985

			$4,715,468

Construction Materials — 0.2%
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(5)		644	$688,346

			$688,346

Consumer Finance — 0.2%
CPUK Finance, Ltd., 4.875%, 2/28/47(6)	GBP	278	$391,436
PRA Group, Inc., 7.375%, 9/1/25(5)		261	282,191

			$673,627

Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
2.125%, 8/15/26(6)	EUR	410	$488,040
4.125%, 8/15/26(5)		253	261,548
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(6)	EUR	343	404,675

			$1,154,263

Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(5)		180	$190,854

			$190,854

Distributors — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(5)		416	$418,637
Parts Europe S.A., 3.454%, (3 mo. EURIBOR + 4.00%), 7/20/27(6)(10)	EUR	350	419,036

Security	Principal Amount* (000’s omitted)		Value
Performance Food Group, Inc.:
4.25%, 8/1/29(5)		315	$320,513
5.50%, 10/15/27(5)		169	176,254

			$1,334,440

Diversified Consumer Services — 0.2%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(6)		750	$775,537

			$775,537

Diversified Financial Services — 1.2%
Alliance Data Systems Corp., 4.75%, 12/15/24(5)		194	$199,700
Allied Universal Holdco, LLC, 6.625%, 7/15/26(5)		497	526,820
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(5)		200	200,506
9.75%, 7/15/27(5)		203	222,938
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28(5)		316	317,580
Ally Financial, Inc., Series B, 4.70% to 5/15/26(8)(9)		237	248,494
Alpha Holding S.A. de CV, 9.00%, 2/10/25(5)(11)		200	23,500
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(5)(8)(9)		250	256,250
Encore Capital Group, Inc.:
4.25%, (3 mo. EURIBOR + 4.25%), 1/15/28(6)(10)	EUR	479	581,270
5.375%, 2/15/26(6)	GBP	180	263,359
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
6.25%, 5/15/26		146	153,665
6.375%, 12/15/25		120	123,647
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(5)(7)		165	167,269
Louvre Bidco S.A.S., 6.50%, 9/30/24(6)	EUR	310	381,049

			$3,666,047

Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc.:
4.25%, 7/1/28(5)		324	$330,278
5.25%, 3/15/26		90	93,048

			$423,326

Electric Utilities — 1.1%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(5)		353	$366,785
FirstEnergy Corp., Series B, 4.40%, 7/15/27		257	286,657
Imola Merger Corp., 4.75%, 5/15/29(5)		452	467,135
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(5)		113	115,526
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(8)		155	182,585
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(5)		9	9,484
4.50%, 9/15/27(5)		142	153,489
NRG Energy, Inc.:
3.375%, 2/15/29(5)		106	105,735
3.625%, 2/15/31(5)		177	178,580
5.25%, 6/15/29(5)		122	131,014
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(5)		197	203,738
Southern California Edison Co., Series E, 6.25% to 2/1/22(8)(9)		101	102,712

Security	Principal Amount* (000’s omitted)		Value
Southern Co. (The):
Series 21-A, 3.75% to 6/15/26, 9/15/51(8)		120	$122,430
Series B, 4.00% to 10/15/25, 1/15/51(8)		56	59,220
Series B, 5.50% to 3/15/22, 3/15/57(8)		192	195,968
TerraForm Power Operating, LLC:
4.25%, 1/31/23(5)		95	97,767
5.00%, 1/31/28(5)		237	256,289
Vistra Operations Co., LLC:
4.375%, 5/1/29(5)		235	241,425
5.00%, 7/31/27(5)		232	240,117

			$3,516,656

Electronic Equipment, Instruments & Components — 0.1%
WESCO Distribution, Inc., 7.25%, 6/15/28(5)		153	$170,507

			$170,507

Entertainment — 1.2%
AMC Entertainment Holdings, Inc.:
10.50%, 4/15/25(5)		94	$100,250
12.00%, (10.00% cash or 12.00% PIK), 6/15/26(5)(12)		209	186,794
Banijay Group S.A.S., 6.50%, 3/1/26(6)	EUR	449	553,265
Caesars Entertainment, Inc.:
6.25%, 7/1/25(5)		417	440,886
8.125%, 7/1/27(5)		56	61,655
Cinemark USA, Inc., 5.25%, 7/15/28(5)		206	193,905
Gamma Bidco SpA, 6.25%, 7/15/25(6)	EUR	200	249,775
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(6)(12)	EUR	501	580,665
Netflix, Inc.:
3.00%, 6/15/25(6)	EUR	370	480,232
4.875%, 6/15/30(5)		300	361,840
5.875%, 11/15/28		300	373,189
Powdr Corp., 6.00%, 8/1/25(5)		253	265,825

			$3,848,281

Equity Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/26		100	$106,678
5.625%, 5/1/24		200	216,733

			$323,411

Food Products — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(5)		181	$193,931
Casino Guichard Perrachon S.A., 5.25%, 4/15/27(6)	EUR	125	148,450
Chobani, LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(5)		70	73,073
Ingles Markets, Inc., 4.00%, 6/15/31(5)		115	115,810
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(5)		386	431,382
Kraft Heinz Foods Co.:
3.875%, 5/15/27		166	183,974
4.25%, 3/1/31		371	428,531
4.375%, 6/1/46		328	378,623
4.625%, 10/1/39		56	66,603
4.875%, 10/1/49		82	102,465
5.50%, 6/1/50		166	222,741

Security	Principal Amount* (000’s omitted)		Value
Land O’ Lakes, Inc., 8.00%(5)(9)		330	$356,400
Nomad Foods Bondco PLC, 2.50%, 6/24/28(6)	EUR	371	449,289

			$3,151,272

Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(8)(9)		280	$294,350

			$294,350

Health Care Equipment & Supplies — 0.9%
Centene Corp.:
2.50%, 3/1/31		311	$311,844
3.00%, 10/15/30		377	392,329
3.375%, 2/15/30		308	321,788
4.625%, 12/15/29		319	350,007
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(5)		105	110,863
Compass Minerals International, Inc., 6.75%, 12/1/27(5)		182	194,982
LifePoint Health, Inc., 5.375%, 1/15/29(5)		213	212,206
Molina Healthcare, Inc., 3.875%, 11/15/30(5)		245	260,219
US Acute Care Solutions, LLC, 6.375%, 3/1/26(5)		274	285,302
Varex Imaging Corp., 7.875%, 10/15/27(5)		243	271,924

			$2,711,464

Health Care Providers & Services — 0.7%
Encompass Health Corp.:
4.50%, 2/1/28		8	$8,320
4.625%, 4/1/31		127	138,297
4.75%, 2/1/30		191	204,370
HCA, Inc.:
5.375%, 9/1/26		270	314,212
5.625%, 9/1/28		245	294,936
Legacy LifePoint Health, LLC:
4.375%, 2/15/27(5)		131	131,763
6.75%, 4/15/25(5)		130	137,824
ModivCare, Inc., 5.875%, 11/15/25(5)		182	193,693
Molina Healthcare, Inc., 4.375%, 6/15/28(5)		103	107,893
Tenet Healthcare Corp.:
4.625%, 9/1/24(5)		49	50,164
4.875%, 1/1/26(5)		290	299,787
5.125%, 11/1/27(5)		138	144,727
6.75%, 6/15/23		71	77,124

			$2,103,110

Home Builders — 0.1%
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(5)		201	$210,547

			$210,547

Hotels, Restaurants & Leisure — 0.9%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(5)		286	$288,833
4.375%, 1/15/28(5)		182	184,967
5.75%, 4/15/25(5)		66	69,742
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(5)		232	234,183
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(5)		583	584,682

Security	Principal Amount* (000’s omitted)		Value
Lithia Motors, Inc.:
4.375%, 1/15/31(5)		131	$143,034
4.625%, 12/15/27(5)		91	96,919
MGM Resorts International, 4.75%, 10/15/28		264	278,236
NH Hotel Group S.A., 4.00%, 7/2/26(6)	EUR	136	161,380
Viking Cruises, Ltd., 5.875%, 9/15/27(5)		639	608,648
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(5)		254	266,929

			$2,917,553

Household Products — 0.0%(4)
Spectrum Brands, Inc., 5.00%, 10/1/29(5)		73	$77,558

			$77,558

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.:
5.125%, 3/15/28(5)		273	$276,772
5.25%, 6/1/26(5)		101	104,167
NRG Energy, Inc.:
5.75%, 1/15/28		210	223,658
7.25%, 5/15/26		271	282,243

			$886,840

Industrial Conglomerates — 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(5)		165	$172,631
Dycom Industries, Inc., 4.50%, 4/15/29(5)		224	227,090
Gatwick Airport Finance PLC, 4.375%, 4/7/26(6)	GBP	145	203,284

			$603,005

Insurance — 0.6%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(5)		453	$473,408
AmWINS Group, Inc., 4.875%, 6/30/29(5)		111	113,359
BroadStreet Partners, Inc., 5.875%, 4/15/29(5)		231	234,190
Galaxy Finco, Ltd., 9.25%, 7/31/27(6)	GBP	525	769,857
QBE Insurance Group, Ltd., 5.875% to 5/12/25(5)(8)(9)		222	244,200

			$1,835,014

Internet — 0.1%
Endure Digital, Inc., 6.00%, 2/15/29(5)		136	$132,267
United Group B.V., 4.00%, 11/15/27(6)	EUR	125	147,089

			$279,356

Internet & Direct Marketing Retail — 0.1%
Cars.com, Inc., 6.375%, 11/1/28(5)		185	$197,753

			$197,753

Leisure Products — 1.0%
Carnival Corp.:
5.75%, 3/1/27(5)		207	$210,622
7.625%, 3/1/26(5)		87	92,003
7.625%, 3/1/26(6)	EUR	390	504,113
Carnival PLC, 1.00%, 10/28/29	EUR	350	333,219
Explorer II AS, 3.375%, 2/24/25	EUR	465	523,695
Life Time, Inc.:
5.75%, 1/15/26(5)		199	202,728
8.00%, 4/15/26(5)		208	218,140

Security	Principal Amount* (000’s omitted)		Value
NCL Corp., Ltd.:
3.625%, 12/15/24(5)		189	$180,041
5.875%, 3/15/26(5)		106	106,928
10.25%, 2/1/26(5)		155	177,281
NCL Finance, Ltd., 6.125%, 3/15/28(5)		55	55,621
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/28		111	104,967
4.25%, 6/15/23		29	37,327
Sabre GLBL, Inc., 9.25%, 4/15/25(5)		86	100,729
Viking Cruises, Ltd., 7.00%, 2/15/29(5)		104	104,794
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(5)		66	66,253

			$3,018,461

Machinery — 0.3%
Frigoglass Finance B.V., 6.875%, 2/12/25(6)	EUR	475	$494,126
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(6)	EUR	381	455,351

			$949,477

Media — 2.5%
Altice France S.A.:
7.375%, 5/1/26(5)		202	$210,333
8.125%, 2/1/27(5)		458	496,493
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(5)		308	312,269
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(5)		286	295,444
4.50%, 8/15/30(5)		290	304,862
4.75%, 3/1/30(5)		322	341,707
5.375%, 6/1/29(5)		110	120,018
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/29(5)		191	198,518
7.75%, 4/15/28(5)		240	250,603
CSC Holdings, LLC:
3.375%, 2/15/31(5)		200	190,265
5.75%, 1/15/30(5)		416	434,136
7.50%, 4/1/28(5)		200	218,500
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(5)		369	214,481
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc., 5.875%, 8/15/27(5)(7)		182	188,397
Entercom Media Corp., 6.75%, 3/31/29(5)		261	266,532
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(5)		205	210,296
Mav Acquisition Corp., 8.00%, 8/1/29(5)		201	196,958
National CineMedia, LLC:
5.75%, 8/15/26		189	157,981
5.875%, 4/15/28(5)		245	230,625
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(5)		137	145,786
Sirius XM Radio, Inc.:
4.625%, 7/15/24(5)		291	298,275
5.00%, 8/1/27(5)		218	228,092
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(6)	EUR	264	340,383

Security	Principal Amount* (000’s omitted)		Value
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(6)	EUR	400	$497,615
Terrier Media Buyer, Inc., 8.875%, 12/15/27(5)		225	240,919
Townsquare Media, Inc., 6.875%, 2/1/26(5)		239	255,132
Univision Communications, Inc., 4.50%, 5/1/29(5)		186	186,692
UPCB Finance VII, Ltd., 3.625%, 6/15/29(6)	EUR	116	141,645
Urban One, Inc., 7.375%, 2/1/28(5)		236	252,848
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	350	496,133

			$7,921,938

Metals & Mining — 1.7%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		598	$651,847
Arconic Corp., 6.125%, 2/15/28(5)		101	107,698
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(5)		233	256,513
Bombardier, Inc.:
7.50%, 12/1/24(5)		53	55,186
7.875%, 4/15/27(5)		269	278,825
BWX Technologies, Inc.:
4.125%, 6/30/28(5)		159	163,339
4.125%, 4/15/29(5)		118	121,119
Centennial Resource Production, LLC, 5.375%, 1/15/26(5)		237	229,044
Cleveland-Cliffs, Inc.:
6.75%, 3/15/26(5)		360	388,985
9.875%, 10/17/25(5)		52	60,840
Freeport-McMoRan, Inc., 5.45%, 3/15/43		297	382,186
Hudbay Minerals, Inc.:
4.50%, 4/1/26(5)		174	177,263
6.125%, 4/1/29(5)		151	163,080
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(5)		1,024	1,094,482
Joseph T. Ryerson & Son, Inc., 8.50%, 8/1/28(5)		127	140,816
New Gold, Inc.:
6.375%, 5/15/25(5)		38	39,188
7.50%, 7/15/27(5)		491	530,069
Novelis Corp.:
3.25%, 11/15/26(5)(7)		89	90,449
5.875%, 9/30/26(5)		180	187,016
TMS International Corp., 6.25%, 4/15/29(5)		101	106,151

			$5,224,096

Multi-Utilities — 0.1%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(8)(9)		345	$365,053

			$365,053

Oil and Gas — 0.0%(4)
TechnipFMC PLC, 6.50%, 2/1/26(5)		47	$50,384

			$50,384

Oil, Gas & Consumable Fuels — 2.7%
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(5)		350	$374,849
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(5)		135	137,909
Callon Petroleum Co., 8.00%, 8/1/28(5)		172	161,844
Colgate Energy Partners III, LLC:
5.875%, 7/1/29(5)		227	236,125
7.75%, 2/15/26(5)		190	204,491

Security	Principal Amount* (000’s omitted)	Value
Continental Resources, Inc.:
4.375%, 1/15/28	206	$228,463
4.90%, 6/1/44	8	9,242
5.75%, 1/15/31(5)	233	281,195
CrownRock, L.P./CrownRock Finance, Inc.:
5.00%, 5/1/29(5)	221	231,387
5.625%, 10/15/25(5)	259	266,194
CVR Energy, Inc., 5.75%, 2/15/28(5)	439	426,346
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(8)(9)	160	155,926
Endeavor Energy Resources, L.P./EER Finance, Inc.:
5.50%, 1/30/26(5)	155	160,236
5.75%, 1/30/28(5)	40	41,966
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(8)(9)	432	338,472
EQT Corp.:
5.00%, 1/15/29	53	60,001
6.625%, 2/1/25	69	79,830
7.50%, 2/1/30	102	134,124
Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(5)	248	247,742
Laredo Petroleum, Inc.:
9.50%, 1/15/25	74	76,128
10.125%, 1/15/28	112	118,033
Matador Resources Co., 5.875%, 9/15/26	270	274,818
Nabors Industries, Ltd.:
7.25%, 1/15/26(5)	110	103,029
7.50%, 1/15/28(5)	118	107,372
9.00%, 2/1/25(5)	95	98,246
Occidental Petroleum Corp.:
3.40%, 4/15/26	76	76,861
3.45%, 7/15/24	42	42,564
3.50%, 8/15/29	101	101,009
4.20%, 3/15/48	156	149,581
4.40%, 8/15/49	125	121,473
4.625%, 6/15/45	84	84,546
6.125%, 1/1/31	193	228,261
6.20%, 3/15/40	81	94,072
6.375%, 9/1/28	93	108,676
6.45%, 9/15/36	93	112,423
6.625%, 9/1/30	254	310,260
Odebrecht Oil & Gas Finance, Ltd., 0.0%(5)(9)	862	11,859
Ovintiv, Inc.:
6.50%, 8/15/34	8	10,695
6.50%, 2/1/38	154	209,957
6.625%, 8/15/37	18	24,545
8.125%, 9/15/30	40	55,136
PBF Holding Co., LLC/PBF B.V. Finance Corp., 9.25%, 5/15/25(5)	205	187,831
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(8)(9)	747	669,499
Precision Drilling Corp.:
6.875%, 1/15/29(5)	152	156,560
7.125%, 1/15/26(5)	99	102,342

Security	Principal Amount* (000’s omitted)		Value
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(5)		245	$184,917
8.875%, 11/15/24(5)		71	73,038
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32(5)		169	174,915
5.50%, 3/1/30		36	39,731
5.875%, 4/15/26		155	162,363
Transocean Pontus, Ltd., 6.125%, 8/1/25(5)		87	86,026
Transocean Poseidon, Ltd., 6.875%, 2/1/27(5)		181	176,916

			$8,310,024

Pharmaceuticals — 1.1%
AdaptHealth, LLC:
4.625%, 8/1/29(5)		65	$64,837
6.125%, 8/1/28(5)		310	326,281
Bausch Health Americas, Inc.:
8.50%, 1/31/27(5)		448	484,960
9.25%, 4/1/26(5)		105	113,794
Bausch Health Companies, Inc.:
5.25%, 1/30/30(5)		71	66,911
5.25%, 2/15/31(5)		71	66,655
5.50%, 11/1/25(5)		129	131,908
7.25%, 5/30/29(5)		98	101,776
9.00%, 12/15/25(5)		245	261,805
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(5)		218	216,963
Gruenenthal GmbH:
4.125%, 5/15/28(6)	EUR	119	145,406
4.125%, 5/15/28(6)	EUR	145	177,175
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(5)		392	426,300
HLF Financing S.a.r.l, LLC/Herbalife International, Inc., 4.875%, 6/1/29(5)		276	278,989
Jazz Securities DAC, 4.375%, 1/15/29(5)		224	233,775
Owens & Minor, Inc., 4.50%, 3/31/29(5)		180	184,731

			$3,282,266

Pipelines — 1.0%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(5)		153	$157,972
7.875%, 5/15/26(5)		109	120,973
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31(5)		519	549,647
4.50%, 10/1/29		199	214,920
Cheniere Energy, Inc., 4.625%, 10/15/28		183	193,433
DT Midstream, Inc., 4.125%, 6/15/29(5)		172	176,636
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(8)(9)		147	144,964
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(5)		137	139,105
6.00%, 7/1/25(5)		116	126,478
6.50%, 7/1/27(5)		116	130,363
Genesis Energy, L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27		123	126,974
New Fortress Energy, Inc., 6.50%, 9/30/26(5)		382	386,410
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 4.875%, 2/1/31(5)		37	40,059

Security	Principal Amount* (000’s omitted)		Value
Venture Global Calcasieu Pass, LLC:
3.875%, 8/15/29(5)(7)		146	$149,468
4.125%, 8/15/31(5)(7)		130	134,713
Western Midstream Operating, L.P.:
4.50%, 3/1/28		27	29,088
4.75%, 8/15/28		24	26,099
5.30%, 2/1/30		207	232,678

			$3,079,980

Real Estate Investment Trusts (REITs) — 1.1%
ADLER Group S.A.:
2.75%, 11/13/26(6)	EUR	200	$235,860
3.25%, 8/5/25(6)	EUR	500	602,978
Aedas Homes Opco SLU, 4.00%, 8/15/26(6)	EUR	287	348,882
Diversified Healthcare Trust, 4.375%, 3/1/31		141	137,830
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(5)		151	150,879
6.00%, 4/15/25(5)		127	133,838
Heimstaden Bostad AB, 3.00% to 10/29/27(6)(8)(9)	EUR	415	494,775
Service Properties Trust:
3.95%, 1/15/28		253	237,504
4.95%, 10/1/29		23	22,346
5.50%, 12/15/27		49	52,320
7.50%, 9/15/25		167	188,451
Signa Development Finance SCS, 5.50%, 7/23/26(6)	EUR	300	343,862
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(5)		27	27,844
4.125%, 8/15/30(5)		198	208,580
4.25%, 12/1/26(5)		300	312,459
4.625%, 12/1/29(5)		66	70,828

			$3,569,236

Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(5)		258	$269,089

			$269,089

Software — 0.2%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(5)		216	$216,734
Playtika Holding Corp., 4.25%, 3/15/29(5)		222	221,723
SS&C Technologies, Inc., 5.50%, 9/30/27(5)		95	100,662

			$539,119

Specialty Retail — 1.5%
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(5)		74	$71,873
Dave & Buster’s, Inc., 7.625%, 11/1/25(5)		371	393,875
Dufry One B.V., 3.375%, 4/15/28(6)	EUR	379	445,702
eG Global Finance PLC, 6.25%, 10/30/25(6)	EUR	350	426,480
Entegris, Inc., 4.375%, 4/15/28(5)		125	131,687
Group 1 Automotive, Inc., 4.00%, 8/15/28(5)		145	149,325
IRB Holding Corp., 7.00%, 6/15/25(5)		77	82,198
Ken Garff Automotive, LLC, 4.875%, 9/15/28(5)		155	159,639

Security	Principal Amount* (000’s omitted)		Value
L Brands, Inc.:
6.625%, 10/1/30(5)		144	$166,320
6.75%, 7/1/36		80	102,111
6.875%, 11/1/35		289	372,293
6.95%, 3/1/33		67	82,001
7.60%, 7/15/37		45	57,695
9.375%, 7/1/25(5)		53	68,768
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(5)		200	205,303
Lithia Motors, Inc., 3.875%, 6/1/29(5)		86	90,684
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(5)		264	274,457
7.75%, 2/15/29(5)		250	274,436
Punch Finance PLC, 6.125%, 6/30/26(6)	GBP	340	481,012
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(5)		135	140,623
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(5)		207	213,240
Victoria’s Secret & Co., 4.625%, 7/15/29(5)		126	126,332
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(5)(12)		108	111,516
Yum! Brands, Inc., 3.625%, 3/15/31		182	185,868

			$4,813,438

Technology Hardware, Storage & Peripherals — 0.2%
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(5)		223	$227,777
4.00%, 7/1/29(5)		97	99,885
Science Applications International Corp., 4.875%, 4/1/28(5)		260	273,235
Seagate HDD Cayman, 3.125%, 7/15/29(5)		139	136,418

			$737,315

Telecommunications — 1.2%
Altice France Holding S.A., 10.50%, 5/15/27(5)		200	$220,264
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(5)		421	443,102
LogMeIn, Inc., 5.50%, 9/1/27(5)		431	448,261
Sprint Capital Corp., 6.875%, 11/15/28		250	322,840
Sprint Corp., 7.875%, 9/15/23		375	424,744
T-Mobile USA, Inc.:
2.25%, 2/15/26		132	133,666
2.625%, 2/15/29		165	165,261
2.875%, 2/15/31		99	99,684
4.50%, 2/1/26		155	158,797
4.75%, 2/1/28		170	180,931
Telecom Italia Capital S.A., 6.00%, 9/30/34		215	247,164
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	26	45,641
Telecom Italia SpA, 2.75%, 4/15/25(6)	EUR	140	175,513
Vmed O2 UK Financing I PLC, 3.25%, 1/31/31(6)	EUR	100	120,188
Vodafone Group PLC:
2.625% to 5/27/26, 8/27/80(6)(8)	EUR	220	272,786
4.875% to 7/3/25, 10/3/78(6)(8)	GBP	215	325,291
Zayo Group Holdings, Inc., 6.125%, 3/1/28(5)		105	106,986

			$3,891,119

Security	Principal Amount* (000’s omitted)		Value
Transportation — 0.2%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(5)		247	$253,053
CMA CGM S.A., 5.25%, 1/15/25(6)	EUR	127	153,923
Seaspan Corp., 5.50%, 8/1/29(5)		213	212,672
XPO Logistics, Inc., 6.125%, 9/1/23(5)		80	80,486

			$700,134

Wireless Telecommunication Services — 0.1%
Sprint Corp., 7.625%, 3/1/26		157	$191,977

			$191,977

Total Corporate Bonds (identified cost $101,327,344)			$105,094,387

Exchange-Traded Funds — 0.2%

Security	Shares		Value
Equity Funds — 0.2%
Global X U.S. Preferred ETF		13,435	$351,191
iShares Preferred & Income Securities ETF		9,052	356,830

Total Exchange-Traded Funds (identified cost $668,413)			$708,021

Preferred Stocks — 1.4%

Security	Shares		Value
Banks — 0.3%
Farm Credit Bank of Texas, 6.75% to 9/15/23(5)(8)		1,115	$120,420
First Republic Bank, Series M, 4.00%		4,600	115,000
JPMorgan Chase & Co., Series LL, 4.625%		2,350	61,805
Signature Bank, Series A, 5.00%		5,000	131,550
Wells Fargo & Co.:
Series DD, 4.25%		5,000	125,100
Series L, 7.50% (Convertible)		103	155,788
Series Z, 4.75%		4,762	124,717

			$834,380

Capital Markets — 0.1%
Affiliated Managers Group, Inc., 4.75%		2,250	$60,120
KKR Group Finance Co. IX, LLC, 4.625%		7,000	183,995
Stifel Financial Corp., Series D, 4.50%		4,600	116,748

			$360,863

Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc., 4.625%		7,000	$175,420
SCE Trust III, Series H, 5.75% to 3/15/24(8)		5,331	135,141
SCE Trust IV, Series J, 5.375% to 9/15/25(8)		1,911	47,871
SCE Trust V, Series K, 5.45% to 3/15/26(8)		3,551	90,550

			$448,982

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.0%(4)
SITE Centers Corp., Series A, 6.375%	4,730	$125,534

		$125,534

Food Products — 0.1%
Dairy Farmers of America, Inc., 7.875%(5)	2,550	$257,453
Ocean Spray Cranberries, Inc., Series A, 6.25%(5)	540	50,490

		$307,943

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., Series B, 6.00%	3,268	$183,727

		$183,727

Independent Power and Renewable Electricity Producers — 0.0%(4)
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(8)	2,867	$80,369

		$80,369

Insurance — 0.2%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(8)	7,517	$213,708
Arch Capital Group, Ltd., Series G, 4.55%	7,000	180,320
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(8)	5,920	170,200

		$564,228

Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(8)	17,162	$399,875

		$399,875

Pipelines — 0.1%
Energy Transfer Operating, L.P.:
Series C, 7.375% to 5/15/23(8)	3,000	$75,210
Series E, 7.60% to 5/15/24(8)	4,970	124,648

		$199,858

Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	6,545	$160,287
Series A2, 6.375%	8,191	208,297

		$368,584

Trading Companies & Distributors — 0.1%
WESCO International, Inc., Series A, 10.625%(8)	12,788	$397,067

		$397,067

Wireless Telecommunication Services — 0.1%
United States Cellular Corp., 5.50%	6,385	$168,245

		$168,245

Total Preferred Stocks (identified cost $4,292,753)		$4,439,655

Senior Floating-Rate Loans — 2.0%(13)

Borrower/Description	Principal Amount (000’s omitted)	Value
Air Transport — 0.2%
Air Canada, Term Loan, 7/27/28(14)	$204	$204,595

Borrower/Description	Principal Amount (000’s omitted)	Value
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	$426	$452,692

		$657,287

Automotive — 0.1%
Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28	$235	$235,072
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	198	198,866

		$433,938

Building and Development — 0.1%
SRS Distribution, Inc., Term Loan, 6/2/28(14)	$209	$207,824

		$207,824

Business Equipment and Services — 0.2%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$210	$209,446
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28	196	193,622
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 2/28/25(14)	208	212,076

		$615,144

Cable and Satellite Television — 0.0%(4)
DirecTV Financing, LLC, Term Loan, 7/22/27(14)	$132	$131,926

		$131,926

Drugs — 0.2%
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 4/21/28	$570	$571,307

		$571,307

Electronics/Electrical — 0.3%
LogMeIn, Inc., Term Loan, 4.85%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$446	$444,975
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	223	221,870
Riverbed Technology, Inc.:
Term Loan, 12/31/25(14)	170	160,984
Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26	286	226,458

		$1,054,287

Financial Intermediaries — 0.1%
Spectacle Gary Holdings, LLC:
Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), 12/23/25	$162	$176,845
Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), 12/23/25	12	12,815

		$189,660

Food Products — 0.0%(4)
Post Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/21/24	$89	$89,257

		$89,257

Food Service — 0.1%
IRB Holding Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	$241	$240,295

		$240,295

Health Care — 0.1%
Verscend Holding Corp., Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 8/27/25	$250	$250,000

		$250,000

Borrower/Description	Principal Amount (000’s omitted)	Value
Insurance — 0.2%
Asurion, LLC:
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 7/31/27	$153	$150,053
Term Loan - Second Lien, 5.342%, (1 mo. USD LIBOR + 5.25%), 1/31/28	240	239,150
Term Loan - Second Lien, 1/20/29(14)	174	173,565

		$562,768

Leisure Goods/Activities/Movies — 0.1%
Playtika Holding Corp., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 3/13/28	$316	$313,809

		$313,809

Lodging and Casinos — 0.1%
Gateway Casinos & Entertainment Limited, Term Loan, 12/1/23(14)	$62	$61,561
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	307	295,602

		$357,163

Nonferrous Metals/Minerals — 0.1%
American Rock Salt Company, LLC, Term Loan, 6/4/28(14)	$206	$206,644

		$206,644

Retailers (Except Food and Drug) — 0.1%
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	$387	$387,282

		$387,282

Total Senior Floating-Rate Loans (identified cost $6,358,061)		$6,268,591

Miscellaneous — 0.0%(4)

Security	Principal Amount	Value
Surface Transport — 0.0%(4)
Hertz Corp., Escrow Certificates(1)	$110,000	$3,850
Hertz Corp., Escrow Certificates(1)	58,000	4,785
Hertz Corp., Escrow Certificates(1)	167,000	5,845

Total Miscellaneous (identified cost $0)		$14,480

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(15)	4,284,700	$4,284,700

Total Short-Term Investments (identified cost $4,284,700)		$4,284,700

Total Investments — 99.7% (identified cost $240,354,444)		$312,239,048

Description	Value
Other Assets, Less Liabilities — 0.3%	$1,027,887

Net Assets — 100.0%	$313,266,935

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Amount is less than 0.05%.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $59,299,611 or 18.9% of the Portfolio’s net assets.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of these securities is $20,577,617 or 6.6% of the Portfolio’s net assets.

(7)	When-issued security.

(8)	Security converts to variable rate after the indicated fixed-rate coupon period.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(11)	Issuer is in default with respect to interest payments.

(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(13)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(14)	This Senior Loan will settle after July 31, 2021, at which time the interest rate will be determined.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	62.8%	$196,084,436
United Kingdom	7.1	22,160,056
France	5.1	16,021,141
Switzerland	4.3	13,407,195

Country	Percentage of Total Investments	Value
Japan	3.8%	$11,919,796
Germany	2.3	7,297,507
Netherlands	2.2	6,901,290
Australia	1.9	5,935,789
Sweden	1.6	5,013,364
Luxembourg	1.5	4,748,564
Canada	1.5	4,712,173
Spain	1.2	3,682,764
Ireland	1.1	3,370,545
Denmark	0.9	2,640,596
Taiwan	0.7	2,317,287
Italy	0.4	1,173,444
India	0.4	1,110,722
United Arab Emirates	0.3	1,033,492
China	0.2	660,314
Norway	0.2	523,695
Peru	0.1	340,343
Mexico	0.1	251,983
Hong Kong	0.1	212,672
Brazil	0.0 (1)	11,859
Exchange-Traded Funds	0.2	708,021

Total Investments	100.0%	$312,239,048

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	153,136	GBP	109,117	State Street Bank and Trust Company	8/31/21	$1,453	$—
USD	238,568	EUR	195,170	State Street Bank and Trust Company	8/31/21	6,923	—

						$8,376	$—

Abbreviations:

ADR	-	American Depositary Receipt

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PC	-	Participation Certificate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: During the fiscal year to date ended July 31, 2021, the Portfolio entered into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2021, the value of the Portfolio’s investment in affiliated issuers and funds was $5,701,963, which represents 1.8% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the fiscal year to date ended July 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period

Common Stocks
Mitsubishi UFJ Financial Group, Inc.(1)	$—	$—	$—	$—	$6,166	$1,417,263	$25,746	268,285
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	1,027,196	63,585,334	(60,327,860)	30	—	4,284,700	1,955	4,284,700

				$30	$6,166	$5,701,963	$27,701

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Communication Services	$15,822,338	$1,563,079		$—	$17,385,417
Consumer Discretionary	12,120,544	10,558,340		—	22,678,884
Consumer Staples	5,541,843	8,676,903		—	14,218,746
Energy	4,886,347	—		—	4,886,347
Financials	13,396,875	9,038,320		—	22,435,195
Health Care	12,282,395	18,005,154		—	30,287,549
Industrials	9,465,296	15,504,391		0	24,969,687
Information Technology	29,631,177	12,948,895		—	42,580,072
Materials	—	5,889,957		—	5,889,957
Real Estate	2,257,389	—		—	2,257,389
Utilities	2,098,748	1,598,825		—	3,697,573
Total Common Stocks	$107,502,952	$83,783,864	**	$0	$191,286,816

Asset Description	Level 1	Level 2	Level 3*	Total
Convertible Bonds	$—	$142,398	$—	$142,398
Corporate Bonds	—	105,094,387	—	105,094,387
Exchange-Traded Funds	708,021	—	—	708,021
Preferred Stocks
Communication Services	168,245	—	—	168,245
Consumer Staples	—	307,943	—	307,943
Energy	599,733	—	—	599,733
Financials	1,455,056	304,415	—	1,759,471
Health Care	183,727	—	—	183,727
Industrials	397,067	—	—	397,067
Real Estate	494,118	—	—	494,118
Utilities	448,982	80,369	—	529,351
Total Preferred Stocks	$3,746,928	$692,727	$—	$4,439,655
Senior Floating-Rate Loans	$—	$6,268,591	$—	$6,268,591
Miscellaneous	—	14,480	—	14,480
Short-Term Investments	—	4,284,700	—	4,284,700
Total Investments	$111,957,901	$200,281,147	$0	$312,239,048
Forward Foreign Currency Exchange Contracts	$—	$8,376	$—	$8,376
Total	$111,957,901	$200,289,523	$0	$312,247,424

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2021 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.